February 16, 2010

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:           Nationwide Life Insurance Company
Nationwide Variable Account-II
File Numbers 333-160635 and 811-03330

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-II ("Variable Account"), we are filing this Pre-Effective Amendment No. 1 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On July 17, 2009, Nationwide filed an initial Registration Statement on Form N-4 for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.  Nationwide received your written comments in a letter dated September 15, 2009.  On November 12, 2009, Nationwide filed Pre-Effective Amendment No. 1 to the Registration Statement to address those comments.  On February 1, 2010, Nationwide received your oral comments.  On February 8, 2010, Nationwide filed correspondence, as a follow-up to which we are filing this Pre-Effective Amendment No. 2.  This Pre-Effectment Amendment No. 2 not only reflects the Staff's oral comments received on February 1, 2010, but also reflects Nationwide’s proposed changes to the optional benefits available under the contract.

Specifically, Nationwide proposes to remove the L.Inc MX option and its Spousal Continuation Benefit and replace them with the 10% Lifetime Income Option and its corresponding Spousal Continuation Benefit.  These optional benefits were previously reviewed by the Staff and went effective on September 15, 2008 (1933 Act File No. 333-140621).  Nationwide intends to re-file the L.Inc MX option at a later date after certain operational and structural features are revised.

The Pre-Effective Amendment No. 2 reflects redlined changes that are a result of (1) the optional benefit changes described in the previous paragraph; (2) Staff comments received on February 1, 2010; (3) and other miscellaneous disclosure changes.  Each comment is restated below and is accompanied by Nationwide’s response.

1.
Cover page – risk of loss statement.  Please revise the bold sentence disclosure as follows: (1) insert “variable” as the first word of the sentence; (2) replace the word “that” with “riders;” and (3) insert the word “and” between the words “risk” and “may.”

Response. We have revised the bolded risk of loss sentence to read as follows: “Variable annuity contracts and the associated optional benefit riders involve investment risk and may lose value.”

2. Glossary

a.
Fixed Account.  Please revise the glossary definition of Fixed Account to indicate that it includes the Enhanced Dollar Cost Averaging Fixed Account and Dollar Cost Averaging for Living Benefits Fixed Account.  Alternatively, in the Fixed Account provision itself, list the various “buckets” within the fixed account.

Response. We have revised the glossary term for Fixed Account as follows (emphasis added):

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate that varies depending on the type of allocation (e.g., new purchase payment, transfer, Dollar Cost Averaging allocation, Enhanced Dollar Cost Averaging allocation, etc.).

b.	Net Asset Value. Please insert the words “investment option” after the words “underlying mutual fund.”

Response. We have amended the glossary term for Net Asset Value as requested.

3.	Fee table.

a.	Short-Term Trading Fee. Please define “transaction amount” in the footnote. Alternatively, please add a cross reference to where that term is defined in the text.

Response. We have added the following sentence to the footnote to the fee table: “The transaction amount is the amount of the transfer determined to be engaged in short-term trading.”

b.	Death Benefit Options. Please indicate that an applicant may elect only one death benefit option.

Response. The fee table indicates that an applicant may elect only one death benefit option.

4.	Annuity payments.

a.	First sentence. Please revise the first sentence of this provision, as it is circular when read in conjunction with the definitoin of Annuitization Date.

Response. We have revised the first sentence as follows: “On the Annuitization Date, annuity payments begin.  Annuity payments will be based on the annuity payment option chosen prior to annuitization.”

b.	Second sentence. Please revise the second sentence to indicate when Nationwide will mail annuity payments, as opposed to when the customer will receive the annuity payments.

Response. We have revised the second sentence to read as follows: “Annuity payments will generally be sent within 3 days after each annuity payment date and received by the Annuitant within 7 to 10 days thereafter.”  Similar changes were made in the body of the prospectus in the “Frequency and Amount of Annuity Payments” provision.

5.	Underlying mutual fund prospectuses (p. 12). In the bolded sentence, please indicate whether there is a charge for obtaining underlying mutual fund prospectuses.

Response. We have revised the bolded sentence to read as follows: “Contract Owners can obtain prospectuses for underlying funds free of charge at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.”

6.	Fixed Account crediting rates. In the “Fixed Account” provision bulleted list, last bullet, please insert a cross reference to the discussion of the dollar cost averaging programs.

Response. We have amended the bullet item as requested.

7.
Proportional assessment of charges. If any other charge assessed to the contract is taken proportionally from fixed and variable account assets, as is the case with the Contract Maintenance Charge, please indicate this in the disclosure.

Response. No other charges assessed under the contract are assessed in this manner.  Therefore, no disclosure changes have been made.

8.	Mortality and Expense Risk Charge. Why do you continue to assess the mortality and expense risk charge during annuitization under fixed term options if there is no longer a mortality risk?

Response. The Mortality and Expense Risk Charge was designed and priced so that the charge is taken over the life of the contract.  There is no direct correlation between when the charge is assessed and that amount of risk Nationwide assumes at any given time.  To do so would require underwriting on a contract by contract basis.  Nationwide, as well as the industry as a whole, prices and assesses mortality and expense risk charges over the life of the contract.  Additionally, there are expense risk factors that factor into the amount assessed as the mortality and expense risk charge.

9.
Net Investment Factor range. Please amend the disclosure to explain that the range reflects only those charges assessed on a daily basis as part of the daily unit value calculation.  Consider adding a sentence indicating that the cost of other options that assess charges differently are not reflected in the range.

Response. We have added the following note after the net investment factor discussion:

Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation.  It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units (e.g., the Lifetime Income Options).

* * * * *

In addition, Nationwide acknowledges that:

•
should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

•
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

•
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me directly at (614) 249-8782 if you have any questions regarding this filing.

Sincerely,

/s/JAMIE RUFF CASTO
Jamie Ruff Casto
Managing Counsel
Nationwide Life Insurance Company